Fair Value Measurements (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value
Description	Level	September 30, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$331,742,611	$329,755,798

Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$329,755,798

Schedule of Level 3 fair value measurement inputs
	October 29, 2021	September 24, 2021
Stock Price	$10.00	$10.00
Exercise Price	$10.00	$10.00
Volatility	4.5%	4.4%
Term (years)	0.03	0.12
Dividend Yield	0.00	0.00
Risk Free Rate-Daily Treasury Yield Curve	0.08%	0.06%

Schedule of changes in the fair value of the Level 3 over-allotment liability
Over-allotment Option Liability
Fair value as of January 27, 2021	$—
Initial measurement on September 24, 2021	281,301
Change in fair value at October 29, 2021	(148,449)
Fair value of expired over-allotment option at November 8, 2021	(45,022)
Partial exercise of over-allotment liability at October 29, 2021	(87,830)
Fair value as of December 31, 2021	$—